Annual Fund Operating Expenses	Mar. 31, 2025
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.08%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
WisdomTree International Equity Fund | WisdomTree International Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.48%	[1]
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.58%	[2]
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.48%	[3]
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.58%	[4]
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.58%	[5]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.58%	[6]
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.42%	[7]
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.38%	[8]
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.58%	[9]
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.58%	[10]
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.58%	[11]
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.58%	[12]
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[13],[14]
Expenses (as a percentage of Assets)	0.64%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	0.58%	[15]
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	0.58%	[16]
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	0.42%	[17]
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Expenses (as a percentage of Assets)	0.63%	[18]
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Expenses (as a percentage of Assets)	0.58%	[19]
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	0.32%	[20]
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[21]
Expenses (as a percentage of Assets)	0.84%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.52%.
[2]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.61%.
[3]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.51%.
[4]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.62%.
[5]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.61%.
[6]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.07% and “Total Annual Fund Operating Expenses” would be 0.65%.
[7]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.44%.
[8]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.42%.
[9]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.05% and “Total Annual Fund Operating Expenses” would be 0.63%.
[10]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.09% and “Total Annual Fund Operating Expenses” would be 0.67%.
[11]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.60%.
[12]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.60%.
[13]	Annualized
[14]	Primarily consists of interest expense associated with a short-term loan from a U.S. bank used to facilitate the Fund’s rebalances.
[15]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.23% and “Total Annual Fund Operating Expenses” would be 0.81%.
[16]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[17]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.44%.
[18]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.64%.
[19]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[20]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.33%.
[21]	Primarily consists of interest expense associated with a short-term loan from a U.S. bank used to facilitate the Fund’s rebalances.